Subsequent Events - Acquisition of ownership interest in Shanghai RAAS (Details) € in Thousands			1 Months Ended	12 Months Ended
	Mar. 30, 2020 EUR (€) person	Dec. 31, 2019 EUR (€) shares	Mar. 31, 2019	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Number of subsidiary's shares delivered in exchange for investment | shares				90
Number of shares received in exchange for investment | shares		1,766,000,000		1,766,000,000
Investments accounted for using equity method | €		€ 114,473		€ 114,473	€ 226,905	€ 219,009
Grifols Diagnostics Solutions, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Economic rights (as a percent)			55.00%
Voting rights (as percent)			60.00%
Shanghai RAAS Blood Products, Co. Ltd. | Grifols Diagnostics Solutions, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Minority shareholders interest				45.00%
Shanghai RAAS Blood Products, Co. Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate			26.20%
Number of shares received in exchange for investment | shares		1,766,000,000		1,766,000,000
Gain recognized, fair value adjustment | €		€ 57,000
Shanghai RAAS Blood Products, Co. Ltd. | Grifols Diagnostics Solutions, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Number of subsidiary's shares delivered in exchange for investment | shares				90
Shanghai RAAS Blood Products, Co. Ltd. | Grifols Diagnostics Solutions, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Economic rights (as a percent)			45.00%
Voting rights (in percent)			40.00%
Acquisition of ownership interest | Grifols Diagnostics Solutions, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Economic rights (as a percent)	55.00%
Voting rights (as percent)	60.00%
Acquisition of ownership interest | Grifols Diagnostics Solutions, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Total number of board members | person	5
Acquisition of ownership interest | Shanghai RAAS Blood Products, Co. Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Total number of board members | person	9
Acquisition of ownership interest | Shanghai RAAS Blood Products, Co. Ltd. | Grifols Diagnostics Solutions, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Number of members that serve of the board of an associate | person	2
Acquisition of ownership interest | Shanghai RAAS Blood Products, Co. Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	26.20%
Number of members that serve of the board of an associate | person	3
Investments accounted for using equity method | €	€ 1,773,000
Acquisition of ownership interest | Shanghai RAAS Blood Products, Co. Ltd. | Grifols Diagnostics Solutions, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Economic rights (as a percent)	45.00%
Voting rights contributed (as a percent)	40.00%
Acquisition of ownership interest | Shanghai RAAS Blood Products, Co. Ltd. | Creat Group Co. Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	26.18%
Acquisition of ownership interest | Shanghai RAAS Blood Products, Co. Ltd. | RAAS China Limited
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	22.78%